Related Party Transactions (Details) - USD ($)						12 Months Ended
	Oct. 16, 2023	Dec. 27, 2021	Nov. 12, 2021	Oct. 14, 2021	Jun. 02, 2021	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Oct. 25, 2024	Jan. 13, 2023
Related Party Transactions [Line Items]
Stock split			On November 12, 2021, the Company effected a 0.9955-for-1.0 stock split, so that the Sponsor owned an aggregate of 8,763,333 Founder Shares.	On June 2, 2021, the Sponsor purchased 7,992,750 shares of Class B common stock for an aggregate purchase price of $25,000, and on October 14, 2021, the Company effected a 1.1014-for-1.0 stock split, so that the Sponsor owned an aggregate of 8,803,333 shares of Class B common stock (the “Founder Shares”).
Founder share percentage						100.00%
Founder shares, description						The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares (i) with respect to 25% of such shares, until consummation of the initial Business Combination, (ii) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, (iii) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and (iv) with respect to 25% of such shares, until the earlier of the second anniversary of the consummation of the initial Business Combination or the first date at which the closing price of the Class A common stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination.
Office space						$ 30,000
Administrative support services fees							$ 360,000
Promissory Note Related Party [Member]
Related Party Transactions [Line Items]
Agreed loan amount						300,000				$ 1,500,000
Outstanding balance promissory note		$ 105,260
Conversion price (in Dollars per share)										$ 10
Outstanding promissory note						1,218,651	0
Aggregate principal amount								$ 973,116	$ 2,000,000
Outstanding amount						973,116	0
Minimum [Member] | Promissory Note Related Party [Member]
Related Party Transactions [Line Items]
Increase of aggregate principal amount	$ 1,500,000
Aggregate principal amount	1,500,000
Maximum [Member] | Promissory Note Related Party [Member]
Related Party Transactions [Line Items]
Increase of aggregate principal amount	3,000,000
Aggregate principal amount	$ 3,000,000
Related Party [Member]
Related Party Transactions [Line Items]
Administrative support services fees						646,451	286,451
Related Party [Member] | Promissory Note Related Party [Member]
Related Party Transactions [Line Items]
Outstanding promissory note							$ 2,025,000
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Administrative support services fees						$ 360,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)			8,763,333
Outstanding share percentage						25.00%
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Aggregate purchase price					$ 25,000
Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor purchased (in Shares)					7,992,750
Aggregate shares (in Shares)				8,803,333
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Public offering units (in Shares)						25,300,000
Common stock were forfeited (in Shares)						148,192
Founder Shares [Member] | Related Party [Member] | Promissory Note Related Party [Member]
Related Party Transactions [Line Items]
Outstanding promissory note						$ 3,000,000